Working capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Detailed Information about Accounts Receivable

As at December 31, based on Obsidian Energy’s credit assessments, provisions have been made for amounts deemed uncollectible. As at December 31, the following accounts receivable amounts were outstanding.

	Current	30-90 days	90+ days	Total (1)
2017	$94	$3	$9	$106
2016	$90	$23	$9	$122

(1)	In 2017, $1 million of accounts receivable is related to assets classified as held for sale (2016 - $9 million).